STOCK OPTION RESERVE DISCLOSURE: Schedule of all stock option plans (Tables)	12 Months Ended
Mar. 31, 2018
Tables/Schedules
Schedule of all stock option plans

As at March 31,	2018	2017
Plan	2013 Option Plan	2013 Option Plan
Date of Registration	Dec 19, 2013 and March 17, 2015	Dec 19, 2013 and March 17, 2016
	in 000'	in 000'
Registered *	26,069	26,069
Issued to date	20,317	16,750
Outstanding, beginning of period	20,317	16,750
Issued	--	3,567
Exercised (Note 11(b)(i))	(18,471)	--
Outstanding, end of period	1,846	20,317
Options fully vested	287	14,490
Options not yet vested	1,559	5,827
	1,846	20,317